CM ADVISERS FAMILY OF FUNDS

FILED VIA EDGAR

July 30, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CM Advisers Family of Funds
File Nos. 333-101585; 811-21260

Ladies and Gentlemen:

On behalf of the CM Advisers Family of Funds (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 12 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing two new series of the Registrant, the CM Advisers Value Fund and the CM Advisers Opportunity Fund.

Please direct any comments or questions to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary